Financial Instruments - Fair value measurements on a recurring basis (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Total	$ (16,540)	$ (544)
Fair Value, Inputs, Level 2 [Member]
Total	(16,540)	(544)
Currency Swap (100,000) [Member]
Cross Currency SWAP - asset position	1,574	6,636
Currency Swap (100,000) [Member] | Fair Value, Inputs, Level 2 [Member]
Cross Currency SWAP - asset position	1,574	6,636
Currency Swap (120,000) [Member]
Cross Currency SWAP - liability position	(14,588)	(5,758)
Currency Swap (120,000) [Member] | Fair Value, Inputs, Level 2 [Member]
Cross Currency SWAP - liability position	(14,588)	(5,758)
Currency Swap (30,000) [Member]
Cross Currency SWAP - liability position	(3,526)	(1,422)
Currency Swap (30,000) [Member] | Fair Value, Inputs, Level 2 [Member]
Cross Currency SWAP - liability position	$ (3,526)	$ (1,422)